Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 81,214	$ 62,666
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	346,887	344,767
Financial investments measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	75,470	96,642
Financial investments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	269,471	246,371
Financial investments measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,851	1,657
Financial investments measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	95	97
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	81,214	62,666
Financial assets, at fair value	83,900	62,100
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	6,744	679
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	74,470	61,987
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 428,101	$ 407,433